STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
TRADING PROFIT (LOSS):
Realized, net	$ 174,445,190		$ 84,320,010		$ (12,985,638)
Change in unrealized, net	(4,426,647)		19,691,885		(12,556,280)
Brokerage commissions	(1,182,808)		(1,310,913)		(1,658,223)
Total trading profit (loss), net	168,835,735		102,700,982		(27,200,141)
INVESTMENT INCOME (EXPENSE):
Interest, net	(492,913)		(370,405)		(268,920)
EXPENSES:
Management fee	18,246,934		21,013,843		22,799,470
Sponsor fee	13,968,592		15,912,263		17,137,471
Performance fee	29,738,237		6,385,339		519
Other	1,939,953		2,145,799		2,111,326
Total expenses	63,893,716		45,457,244		42,048,786
NET INVESTMENT INCOME (LOSS)	(64,386,629)		(45,827,649)		(42,317,706)
NET INCOME (LOSS)	104,449,106		56,873,333		(69,517,847)
Class A
EXPENSES:
NET INCOME (LOSS)	13,483,535		8,838,824		(11,666,559)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	75,378,674		98,692,610		112,525,532
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1789		$ 0.0896		$ (0.1037)
Class C
EXPENSES:
NET INCOME (LOSS)	44,502,882		20,855,066		(37,852,175)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	276,291,530		320,078,129		338,215,096
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1611		$ 0.0652		$ (0.1119)
Class D
EXPENSES:
NET INCOME (LOSS)	8,847,077		11,338,552		(7,589,299)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	39,142,522		79,113,900		97,233,575
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.2260		$ 0.1433		$ (0.0781)
Class I
EXPENSES:
NET INCOME (LOSS)	6,888,405		5,064,476		(5,289,965)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	36,995,414		50,548,810		53,305,559
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1862		$ 0.1002		$ (0.0992)
Class DS
EXPENSES:
NET INCOME (LOSS)	5,371,945		4,851,535		(6,017,214)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	23,867,967		41,616,725		72,728,392
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.2251		$ 0.1166		$ (0.0827)
Class DT
EXPENSES:
NET INCOME (LOSS)	1,590,873		1,442,581		(1,252,467)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	6,154,763		10,750,384		16,327,295
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.2585		$ 0.1342		$ (0.0767)
Class M
EXPENSES:
NET INCOME (LOSS)	12,404,112	[1]	3,048,165	[1]	149,832	[1]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	82,036,800	[2]	45,571,438	[2]	9,121,131	[2]
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1512	[2]	$ 0.0669	[2]	$ 0.0164	[2]
Class F
EXPENSES:
NET INCOME (LOSS)	6,633,747	[3]	612,511	[3]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	46,520,691	[4]	45,094,466	[4]
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1426	[4]	$ 0.0136	[4]
Class F1
EXPENSES:
NET INCOME (LOSS)	$ 4,726,530	[5]	$ 821,623	[5]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	32,348,368	[6]	32,348,368	[6]
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1461	[6]	$ 0.0254	[6]

[1]	Units issued on March 1, 2012.
[2]	Units issued on March 1, 2012 (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2012 is for the period March 1, 2012 to December 31, 2012).
[3]	Units issued on May 16, 2013.
[4]	Units issued on May 16, 2013 (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2013 is for the period May 16, 2013 to December 31, 2013).
[5]	Units issued on June 1, 2013.
[6]	Units issued on June 1, 2013 (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2013 is for the period June 1, 2013 to December 31, 2013).